TAXATION (Tables)	12 Months Ended
Dec. 31, 2025
TAXATION
Schedule of (Loss) income before income taxes

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Non-Chinese mainland	(331,586)	(39,684)	(244,445)
Chinese mainland	(2,151,209)	522,336	668,534
	(2,482,795)	482,652	424,089

Schedule of income tax expenses

	For the years ended December 31,
	2023	2024
	RMB	RMB
Current	(157,526)	(247,166)
Deferred	43,152	12,937
	(114,374)	(234,229)

For the year ended December 31,
2025
RMB
Current
- Chinese mainland	(397,309)
- Non-Chinese mainland	(98,595)
Deferred
- Chinese mainland	(61,606)
(557,510)

Schedule of income tax paid

For the year ended December 31,
2025
RMB
Chinese mainland	318,086
Hong Kong S.A.R.	100,731
Other jurisdictions	3,482
Total	422,299

Schedule of reconciliation of tax computed by applying the statutory income tax rate

	For the years ended December 31,
	2023	2024
	RMB	RMB
(Loss) income before income taxes	(2,482,795)	482,652
Income tax benefits (expenses) computed at applicable tax rates (25%)	620,699	(120,663)
Non-deductible expenses	(700)	(13,564)
Research and development expenses	65,863	45,882
Preferential rate	(6,140)	19,729
Current and deferred tax rate differences	11,036	12,957
International rate differences	(101,585)	(45,239)
Tax exempted income	2,803	23,413
Foreign investment	(53,617)	(37,905)
Unrecognized tax benefits	(11,283)	(9,393)
Change in valuation allowance	(606,071)	(57,808)
Prior year provision to return true up	(34,759)	(49,853)
Others	(620)	(1,785)
Income tax expenses	(114,374)	(234,229)

	For the year ended December 31,
	2025
	RMB	%
Income before income taxes	424,089	—
Chinese mainland statutory income tax rate	(106,022)	25.0%
Non-deductible interest expenses	(21,729)	5.1%
Intra-entity transfers of subsidiaries	(101,660)	24.0%
Research and development expenses	47,856	(11.3)%
Preferential rate	71,780	(16.9)%
Current and deferred tax rate differences	(17,497)	4.1%
Prior year provision to return true up	(16,309)	3.8%
Change in valuation allowance	(241,360)	56.9%
Others	(1,979)	0.5%
Chinese mainland income tax	(386,920)	91.2%
Other tax jurisdiction effect
Hong Kong S.A.R.
- Income tax rate difference	12,306	(2.9)%
- Witholding tax on investment income	(75,012)	17.7%
- Others	1,942	(0.5)%
Hong Kong S.A.R income tax	(60,764)	14.3%
Cayman Islands - Income tax rate difference	(107,104)	25.3%
Other jurisdictions	8,162	(1.9)%
Changes in unrecognized tax benefits	(10,884)	2.6%
Income tax expenses	(557,510)	131.5%

Schedule of significant components of deferred taxes

	As of December 31,
	2024	2025
	RMB	RMB
Deferred tax assets
Allowance for doubtful debt	151,507	152,606
Impairment of long-lived assets	167,016	167,455
Impairment of long-term investments	4,866	4,866
Accrued expense	99,066	81,430
Tax losses	722,959	916,553
Property and equipment	60,739	74,014
Intangible assets	7,937	8,831
Finance lease	387,135	361,498
Operating lease	1,074,944	1,092,755
Loss picked up on equity method investments	13,804	13,804
Valuation allowance	(952,541)	(1,205,912)

Total deferred tax assets, net of valuation allowance	1,737,432	1,667,900

Deferred tax liabilities
Intangible assets	315,308	389,510
Property and equipment	233,369	234,624
Capitalized interest expense	62,582	95,131
Finance lease	289,158	254,843
Operating lease	1,074,944	1,092,755
Investment in a VIE	189,852	189,852

Total non-current deferred tax liabilities	2,165,213	2,256,715

Net deferred tax liabilities	(427,781)	(588,815)
Analysis as:
Deferred tax assets	306,623	251,572
Deferred tax liabilities	734,404	840,387

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Balance at beginning of year	397,457	955,738	952,541
Addition	606,071	57,808	254,034
Expiration	(47,790)	(61,005)	(663)
Balance at end of year	955,738	952,541	1,205,912

Schedule of roll-forward of unrecognized tax benefits

	For the years ended December 31,
	2024	2025
	RMB	RMB
Balance at beginning of year	64,528	63,273
Reversal based on tax positions related to prior years	(1,255)	(28)
Balance at end of year	63,273	63,245